SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM DILUTED NET LOSS PER SHARE (Details) - shares	6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	388,919	390,710	388,992	17,694
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	377,818	377,818	377,818	4,978
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	11,101	12,892	11,174	12,647
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total				69